UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2013

MFS® INVESTMENT GRADE MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 142.0%
Airport Revenue - 5.4%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$650,000	$762,688
Dallas Fort Worth, TX, International Airport Rev., “D”, 5%, 2038	935,000	1,027,182
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	150,000	173,021
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	145,000	165,821
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2032	290,000	337,140
Houston, TX, Airport System Rev., “B”, 5%, 2026	160,000	187,910
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	140,000	156,929
Massachusetts Port Authority Rev., “A”, 5%, 2037	35,000	39,351
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2031	160,000	182,166
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	195,000	230,835
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	225,000	263,997
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	2,000,000	2,389,560
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	710,000	791,749

		$6,708,349
General Obligations - General Purpose - 3.6%
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 2029	$855,000	$1,013,722
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	755,000	880,655
Luzerne County, PA, AGM, 6.75%, 2023	370,000	433,396
State of California, 4%, 2026	725,000	800,871
State of California, 5.25%, 2028	270,000	326,271
State of California, 5.25%, 2030	645,000	765,802
State of Hawaii, “DZ”, 5%, 2031	180,000	213,880

		$4,434,597
General Obligations - Improvement - 0.1%
New Orleans, LA, 5%, 2030	$45,000	$50,291
New Orleans, LA, 5%, 2031	65,000	72,360

		$122,651
General Obligations - Schools - 3.2%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$130,000	$67,779
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	235,000	117,143
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	470,000	224,223
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2025	570,000	368,824
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2029	575,000	305,124
Frenship, TX, Independent School District, AGM, 5%, 2033	1,000,000	1,078,110
Frisco, TX, Independent School District, School Building, “B”, 3%, 2042	210,000	197,056
Long Beach, CA, Community College District (Election of 2008), Capital Appreciation, “B”, 0%, 2034	85,000	31,248
Los Angeles, CA, Unified School District, “D”, 5%, 2034	95,000	107,265
Pomona, CA, Unified School District, “A”, NATL, 6.45%, 2022	1,000,000	1,228,360
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 2024	250,000	309,220

		$4,034,352
Healthcare Revenue - Hospitals - 21.8%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$165,000	$183,155
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	105,000	118,484
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	195,000	228,604
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	535,000	645,247
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	360,000	404,381
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	355,000	386,031

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	$490,000	$543,577
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	205,000	259,667
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	250,000	310,838
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	850,000	899,309
Illinois Finance Authority Rev. (Advocate Healthcare), 4%, 2047 (f)	275,000	275,407
Illinois Finance Authority Rev. (Ascension Healthcare), “A”, 5%, 2042	190,000	212,859
Illinois Finance Authority Rev. (Centegra Health System), 5%, 2038	330,000	353,955
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	380,000	426,611
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	400,000	504,952
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	460,000	523,402
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	395,000	473,577
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	45,000	49,006
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	705,000	770,791
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	150,000	159,698
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	470,000	550,370
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	845,000	904,099
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	255,000	293,077
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	85,000	97,416
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	440,000	527,718
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	265,000	292,875
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	35,000	39,116
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	85,000	92,840
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	180,000	193,970
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	415,000	447,270
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	385,000	409,559
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	46,526
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	175,000	212,415
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	265,000	288,516
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional), “C”, 5.75%, 2013	95,000	95,198
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.75%, 2029	370,000	370,548
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	195,000	226,750
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	750,000	854,010
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	45,000	48,663
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	35,000	37,283
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2032	75,000	82,999
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2037	140,000	151,024
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	445,000	519,462
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	300,000	303,714
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	450,723
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	165,000	196,919
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	100,000	116,154
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 2043	145,000	164,081
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	245,000	280,929
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	855,000	1,001,598
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	525,000	603,551
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	230,000	291,224
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	555,000	604,134
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Le Bonheur Healthcare), 5%, 2042	180,000	200,390
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	535,000	571,444
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	95,000	102,641
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2037	80,000	87,559
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2042	260,000	281,726

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	$105,000	$120,793
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	155,000	178,131
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (HealthPartners Obligated Group), 5.25%, 2023	325,000	347,675
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	1,365,000	1,467,894
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	135,000	143,334
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	1,000,000	2,490
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	284,634
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	220,000	233,200
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5.5%, 2027	560,000	632,464
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	85,000	100,147
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	695,000	810,307
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	570,000	629,297
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	285,000	297,534
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	175,000	175,789
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	185,000	210,854
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	55,000	61,228
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	385,000	403,611
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	195,000	206,823
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	100,000	117,223
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	695,000	741,106
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2037	125,000	132,099
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2042	125,000	131,691

		$27,196,366
Healthcare Revenue - Long Term Care - 6.4%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	$500,000	$403,765
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	507,475
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2027	15,000	16,856
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2032	20,000	22,141
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2042	45,000	49,009
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship Village South), “A”, 5.25%, 2013	500,000	508,560
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	680,000	660,831
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	570,000	640,184
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	250,000	254,988
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	115,000	137,629
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	160,000	159,989
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	125,000	127,831
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	509,850
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	250,000	251,900
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	330,000	333,871
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	190,000	218,321
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	95,000	95,125
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	200,000	203,740
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	300,000	305,193
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	310,000	315,543
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	100,805
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	140,000	149,591

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	$85,000	$89,264
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	400,000	455,216
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	480,000	495,514
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	40,000	44,896
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	315,000	348,406
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	500,000	562,675

		$7,969,168
Human Services - 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$253,723

Industrial Revenue - Airlines - 0.3%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$125,000	$156,881
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	95,000	105,953
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	140,000	143,735

		$406,569
Industrial Revenue - Chemicals - 0.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$590,000	$639,312

Industrial Revenue - Environmental Services - 1.0%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$153,951
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	305,000	333,704
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	335,000	360,226
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	50,000	51,818
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	175,000	182,236
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	175,000	182,236

		$1,264,171
Industrial Revenue - Other - 3.0%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	$25,246	$252
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	250,000	250,278
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	310,000	310,322
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	1,000,000	1,192,970
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 2025	250,000	236,818
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	506,240
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	1,264,450

		$3,761,330
Industrial Revenue - Paper - 0.8%
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 2027	$250,000	$256,933
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	145,000	142,200
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	320,000	334,394
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	310,000	311,305

		$1,044,832
Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$200,000	$239,968
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	130,000	156,196
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	350,000	332,619
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2031	45,000	51,729
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2036	135,000	153,413

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - continued
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	$250,000	$277,920

		$1,211,845
Miscellaneous Revenue - Other - 4.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$95,000	$105,526
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	190,000	210,096
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	155,000	170,798
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	90,000	97,902
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	50,000	59,110
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	250,000	296,230
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	95,000	106,078
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	465,000	522,409
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	40,000	43,481
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	180,000	201,330
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	415,000	460,617
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	185,000	218,735
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	435,000	518,864
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2031	200,000	228,922
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	500,000	556,970
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	600,000	665,460
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	35,000	39,080
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	400,000	401,392
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	85,000	85,049

		$4,988,049
Multi-Family Housing Revenue - 3.4%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$500,455
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (d)(q)	355,000	161,035
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	500,000	588,055
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	500,000	514,145
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038	362,891	350,055
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (b)(z)	1,000,000	830,250
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	227,741	226,404
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South), GNMA, 5.05%, 2037	1,040,000	1,064,565

		$4,234,964
Parking - 0.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$285,000	$329,181

Port Revenue - 0.1%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$150,000	$170,393

Sales & Excise Tax Revenue - 6.1%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$250,000	$179,355
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	155,000	182,933
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	310,000	364,557
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	60,000	70,307
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	410,000	470,918
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	560,000	677,051
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	480,000	556,243
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 2027	610,000	740,668
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	350,000	460,632
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032	720,000	851,314
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2035	1,025,000	1,194,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Miami-Dade County, FL, Transit Sales Surtax Rev., 5%, 2037	$255,000	$290,631
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	375,000	397,009
Tampa Bay, FL, Sports Authority Rev. (Tampa Bay Arena), NATL, 5.75%, 2025	1,000,000	1,149,600

		$7,585,968
Single Family Housing - Local - 0.5%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$140,461	$143,076
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	460,000	469,347

		$612,423
Single Family Housing - State - 1.7%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$430,000	$439,778
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	185,000	193,022
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	785,000	800,339
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	115,000	116,041
Montana Board Housing (Single Family Mortgage), “A”, 5%, 2036	525,000	529,037

		$2,078,217
Solid Waste Revenue - 0.2%
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel), “A”, 6.1%, 2013	$230,000	$230,354
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	55,000	63,564

		$293,918
State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$100,000	$103,744
Tift County, GA, Hospital Authority Rev. Anticipation Certificates, 5%, 2038	30,000	33,319

		$137,063
State & Local Agencies - 4.4%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	$125,000	$142,519
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	500,000	514,225
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2028	140,000	157,125
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2030	70,000	77,927
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2031	50,000	55,458
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2032	15,000	16,576
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	250,000	268,088
Lancaster, SC, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2026	550,000	576,884
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	375,218
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,575,000	1,718,955
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	105,000	123,662
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	362,929
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	105,000	121,479
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	205,000	217,331
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	519,785
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), Capital Appreciation, AMBAC, 0%, 2018	300,000	250,791

		$5,498,952

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - 0.9%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$180,000	$204,750
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	180,000	204,889
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	15,000	16,798
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	320,000	364,016
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	320,000	354,435

		$1,144,888
Tax - Other - 1.0%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$500,975
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	350,000	412,972
New Jersey Economic Development Authority Rev., 5%, 2025	70,000	79,921
New Jersey Economic Development Authority Rev., 5%, 2026	35,000	39,690
New Jersey Economic Development Authority Rev., 5%, 2028	15,000	16,806
New Jersey Economic Development Authority Rev., 5%, 2029	15,000	16,731
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	185,603

		$1,252,698
Tax Assessment - 2.5%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$125,000	$139,124
Celebration Community Development District, FL, “A”, 6.4%, 2034	210,000	212,518
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	610,000	635,754
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	112,000	115,741
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	130,000	130,150
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	300,000	301,899
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	202,000	208,038
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	703,000	706,452
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	435,000	335,663
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037 (a)(d)	470,000	202,100
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	480,000	182,400

		$3,169,839
Tobacco - 4.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$1,780,000	$1,611,843
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	425,000	396,215
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	150,000	180,219
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,145,000	1,368,183
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	300,000	303,903
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,610,000	1,409,813
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	65,000	69,407
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	460,000	469,858

		$5,809,441
Toll Roads - 4.6%
Chesapeake, VA, Toll Road Rev. (Transportation System), “A”, 5%, 2047	$95,000	$101,663
Chesapeake, VA, Toll Road Rev. (Transportation System) Convertible Capital Appreciation, “B”, 0%, 2032	105,000	65,598
Chesapeake, VA, Toll Road Rev. (Transportation System) Convertible Capital Appreciation, “B”, 0%, 2040	125,000	76,830
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	175,000	223,830
North Texas Tollway Authority Rev., 6%, 2038	620,000	726,615
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,000,000	1,166,840
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	2,000,000	1,884,220
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2025	235,000	285,187
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation ,“A”, 0%, 2029	1,125,000	621,124
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	105,000	114,356
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	175,000	203,481

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	$275,000	$301,436

		$5,771,180
Transportation - Special Tax - 7.2%
Arizona Transportation Board Highway Rev., “B”, 5%, 2031	$1,000,000	$1,149,090
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2030	1,000,000	1,172,810
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 2031	1,080,000	1,147,954
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2036	2,000,000	2,275,200
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 2020	1,000,000	1,223,010
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2028	405,000	482,975
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2029	405,000	480,877
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2030	385,000	455,478
State of Hawaii, Highway Rev., “A”, 5%, 2030	305,000	360,257
State of Hawaii, Highway Rev., “A”, 5%, 2031	120,000	141,224
State of Hawaii, Highway Rev., “A”, 5%, 2032	80,000	93,807

		$8,982,682
Universities - Colleges - 23.9%
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	$350,000	$379,222
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	135,000	150,738
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	530,000	551,343
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	75,000	90,271
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	535,000	626,244
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	110,553
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	70,000	81,288
California State University Rev., “A”, 5%, 2037	805,000	918,336
District of Columbia Rev. (Georgetown University), Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	1,430,000	1,203,445
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	645,000	739,570
Grand Valley, MI, State University Rev., 5.5%, 2027	115,000	132,069
Grand Valley, MI, State University Rev., 5.625%, 2029	55,000	63,110
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2025	130,000	149,120
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2026	95,000	108,446
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	20,000	22,564
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	335,000	338,501
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	335,000	337,546
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	545,000	620,635
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	125,000	142,203
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	145,000	160,983
Indiana University Rev., “A”, 5%, 2032	45,000	53,614
Indiana University Rev., “A”, 5%, 2037	130,000	152,096
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	108,204
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	100,000	107,727
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	125,000	141,239
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	225,000	258,248
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	415,000	487,164
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	370,000	420,424
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	125,000	138,150
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 4%, 2037	85,000	86,839
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	460,000	574,278
New York Dormitory Authority Rev. (Columbia University), 5%, 2038 (u)	15,000,000	17,244,450
Oregon Health & Science University Rev., “E”, 5%, 2030	70,000	80,816
Oregon Health & Science University Rev., “E”, 5%, 2032	155,000	177,597
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 2027	45,000	49,163
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	115,000	119,537

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	$175,000	$205,931
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	75,000	88,008
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	75,000	87,761
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	135,000	156,426
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	535,000	622,794
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	210,000	257,399
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	190,000	218,662
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	65,000	74,453
Waco Education Finance Corp. Rev. (Baylor University), 5%, 2043	675,000	764,748
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	225,000	252,198

		$29,854,113
Universities - Dormitories - 1.7%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$285,000	$316,153
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	500,000	536,965
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	220,000	241,736
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	390,000	466,163
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	200,000	209,342
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	65,000	73,681
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	85,000	95,923
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2030	95,000	106,504
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2044	95,000	103,835

		$2,150,302
Universities - Secondary Schools - 1.1%
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	$100,000	$114,446
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	70,000	80,439
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	230,000	245,258
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 4%, 2027	25,000	25,828
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	40,000	42,200
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	150,000	172,779
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	385,000	454,666
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	60,000	64,789
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	150,000	163,403

		$1,363,808
Utilities - Cogeneration - 0.4%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$175,000	$180,553
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	320,006

		$500,559
Utilities - Investor Owned - 6.5%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	$270,000	$25,693
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	195,000	228,366
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp. Project), “E”, 5.8%, 2038	250,000	250,000
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	400,000	447,332
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	410,000	479,954
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	70,000	85,630
Matagorda County, TX, Navigation District 1 (Houston Lighting), AMBAC, 5.125%, 2028	2,000,000	2,437,900
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,000,000	1,002,260
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	257,830
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	495,000	592,381
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), NATL, 5.4%, 2017	1,500,000	1,734,585

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	$485,000	$512,892

		$8,054,823
Utilities - Municipal Owned - 3.1%
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 2026	$225,000	$271,319
Guam Power Authority Rev., “A”, AGM, 5%, 2025	85,000	98,210
Guam Power Authority Rev., “A”, AGM, 5%, 2026	70,000	80,566
Guam Power Authority Rev., “A”, AGM, 5%, 2027	30,000	34,421
Guam Power Authority Rev., “A”, 5%, 2034	85,000	93,191
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 2038	285,000	330,039
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, 5%, 2036	1,000,000	1,166,430
New York Power Authority Rev., “ A”, 5%, 2038	1,000,000	1,150,370
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	335,000	393,102
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 2032	190,000	218,582

		$3,836,230
Utilities - Other - 4.2%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	$120,000	$146,412
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	250,000	308,823
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	190,000	222,948
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	425,000	590,300
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	795,000	911,006
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	790,000	898,491
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	180,000	204,415
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	205,000	238,429
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	300,000	348,909
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	610,000	710,400
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	185,000	210,278
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	135,000	146,740
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	215,000	232,245

		$5,169,396
Water & Sewer Utility Revenue - 12.1%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$290,000	$369,199
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,000,000	1,168,610
Cary, NC, Combined Enterprise Systems Rev., 4%, 2037	1,000,000	1,079,490
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	430,000	443,734
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	505,000	523,054
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	125,000	148,929
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	120,000	142,366
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	75,000	88,790
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	15,000	17,696
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	340,000	390,238
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	1,500,000	1,767,510
Fulton County, GA, Water & Sewer Rev., 5%, 2026	320,000	382,531
Fulton County, GA, Water & Sewer Rev., 5%, 2027	215,000	255,994
Houston, TX, Utility System Rev., “D”, 5%, 2036	355,000	411,619
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2029	1,000,000	1,196,700
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	600,000	788,562
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 2025	200,000	243,344
New York Environmental Facilities, “C”, 5%, 2041	255,000	291,001
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	1,610,000	1,864,863
North Texas Municipal Water District, Water System Rev., Refunding and Improvement, 4%, 2031	1,000,000	1,081,550
Omaha, NE, Sanitation Sewer Rev., 4%, 2029	70,000	77,086
Omaha, NE, Sanitation Sewer Rev., 4%, 2030	100,000	109,678

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Omaha, NE, Sanitation Sewer Rev., 4%, 2032	$55,000	$59,837
Orange County, CA, Sanitation District, Wastewater Rev., “A”, 4%, 2033	750,000	816,173
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 2036	1,000,000	1,128,070
Virginia Resources Authority, Water & Sewer System Rev. (Goochland County - Tuckahoe Creek Service District Project), Capital Appreciation, 0%, 2029	100,000	56,287
Virginia Resources Authority, Water & Sewer System Rev. (Goochland County - Tuckahoe Creek Service District Project), Capital Appreciation, 0%, 2030	110,000	59,212
Virginia Resources Authority, Water & Sewer System Rev. (Goochland County - Tuckahoe Creek Service District Project), Capital Appreciation, 0%, 2031	125,000	64,273
Virginia Resources Authority, Water & Sewer System Rev. (Goochland County - Tuckahoe Creek Service District Project), Capital Appreciation, 0%, 2032	130,000	63,775

		$15,090,171
Total Municipal Bonds		$177,126,523

Floating Rate Demand Notes - 0.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.1%, due 3/01/13	$100,000	$100,000

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	2,039,943	$2,039,943
Total Investments		$179,266,466

Other Assets, Less Liabilities - (4.6)%		(5,754,318)

ARPS, at liquidation value (issued by the fund) - (0.7)%		(825,000)

VMTPS, at liquidation value (issued by the fund) - (38.4)%		(47,925,000)
Net assets applicable to common shares - 100.0%		$124,762,148

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,198,594 representing 1.0% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049	11/02/05	$1,000,000	$830,250
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	229,196	226,404
Total Restricted Securities			$1,056,654
% of Net assets applicable to common shares			0.8%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 2/28/13

Futures Contracts Outstanding at 2/28/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	31	$4,457,219	June - 2013	$12,208

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	90	$11,839,219	June - 2013	$(2,952)

At February 28, 2013, the fund had liquid securities with an aggregate value of $228,337 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$177,126,523	$—	$177,126,523
Short Term Securities	—	100,000	—	100,000
Mutual Funds	2,039,943	—	—	2,039,943
Total Investments	$2,039,943	$177,226,523	$—	$179,266,466

Other Financial Instruments
Futures Contracts	$9,256	$—	$—	$9,256

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$154,841,733
Gross unrealized appreciation	18,523,580
Gross unrealized depreciation	(1,648,497)
Net unrealized appreciation (depreciation)	$16,875,083

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,279,191	8,528,587	(8,767,835)	2,039,943

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$435	$2,039,943

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 12, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 12, 2013

*	Print name and title of each signing officer under his or her signature.